Summary of Principal Accounting Policies - Various Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted cash
Restricted cash	$ 2,082,103	$ 1,217,414
Amount frozen by court	373,625	273,199
Customer deposits
Expected credit loss attributable to customer deposits	10,259,195
Customer deposit	10,258,960
Allowance For Customer Deposits, Provisions	10,286,671	3,480
Impairment of long-lived assets other than goodwill
Impairment on long-lived assets	$ 0	0
Impairment of goodwill
Number of reporting units | segment	1
Revenue recognition
Rebates given to real estate brokers	$ 0
Contract with Customer, Asset, Net, Current, Total	$ 1,415,241	1,884,193
Contracts of original duration of one year or less	false
Marketing and advertising expenses
Marketing and advertising expenses	$ 442,975,679	523,315,406	$ 487,111,773
Foreign currency translation
Foreign exchange gain			412,236
Foreign exchange loss	431,686	815,656
Government subsidies
Cash subsidies included in other operating income	560,394	380,849	597,853
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	115,374,631	12,683,779
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	12,683,779	16,108,520	18,195,382
Provisions	101,172,959	4,535,063	5,530,843
Write offs	(600,847)	(8,809,126)	(7,343,322)
Changes due to foreign exchange	2,118,740	849,322	(274,383)
Balance at end of the year	115,374,631	12,683,779	16,108,520
Movement of the allowance for other receivables in prepaid expenses and other current assets
Balance at beginning of the year	335,386
Provisions/(reversal)	(190,200)	335,386
Changes due to foreign exchange	5,584
Balance at end of the year	150,770	335,386
Movement of the allowance for customer deposits
Balance at beginning of the year	3,480
Provisions	10,286,671	3,480
Changes due to foreign exchange	(30,956)
Balance at end of the year	10,259,195	3,480
Movement of the allowance for amount due from related parties
Balance at beginning of the year	1,175	3,188
Provisions/(reversal)	(2,034)	3,188
Changes due to foreign exchange	21
Balance at end of the year	1,175	3,188
Details of the accounts receivable and contract assets
Allowance for credit losses	(115,374,631)	(12,683,779)	(16,108,520)
Good credit rating
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category		45,476
Pledged credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	1,126,119	1,935,563
High credit risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	112,183,037	6,164,942
Normal risk
Allowance for credit losses for accounts receivable and contract assets by each risk category
Allowance for credit losses for accounts receivable by risk category	2,065,475	4,537,798
Government subsidies
Government subsidies
Cash subsidies included in other operating income	560,394	380,849	597,853
Financing Component
Revenue recognition
Interest Income	$ 0	4,454,077	301,368
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Real estate developers
Restricted cash
Restricted cash	$ 1,708,478	944,215
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	0	0	$ 0
Customer A
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	43,885
Balance at end of the year	96,510,078	43,885
Details of the accounts receivable and contract assets
Accounts receivable, gross	96,510,078	146,284,590
Allowance for credit losses	(96,510,078)	(43,885)
Accounts receivable, net	$ 0	$ 146,240,705